Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
At cost:
Property and equipment, gross	$ 2,926	$ 3,547
Less: accumulated depreciation	(2,081)	(2,523)
Property and equipment, net	845	1,024
Computer and network equipment [Member]
At cost:
Property and equipment, gross	954	1,592
Office equipment [Member]
At cost:
Property and equipment, gross	1,280	1,318
Motor vehicles [Member]
At cost:
Property and equipment, gross	227	171
Production equipment [Member]
At cost:
Property and equipment, gross	$ 465	$ 466